Matthews China Dividend Fund	September 30, 2021

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 95.4%

	Shares	Value

CONSUMER DISCRETIONARY: 18.8%
Diversified Consumer Services: 4.3%

China Education Group Holdings, Ltd.[b]	5,950,000	$10,263,271

EC Healthcare	4,992,000	6,697,338

		16,960,609

Automobiles: 4.0%

BYD Co., Ltd. H Shares	308,000	9,573,381

Yadea Group Holdings, Ltd.[b,c]	3,850,000	6,288,493

		15,861,874

Textiles, Apparel & Luxury Goods: 2.5%
Bosideng International Holdings, Ltd.	13,812,000	9,768,981

Internet & Direct Marketing Retail: 1.9%
Alibaba Group Holding, Ltd.[d]	398,300	7,374,103

Specialty Retail: 1.8%
China Yongda Automobiles Services Holdings, Ltd.	4,851,500	7,000,895

Household Durables: 1.7%
Haier Smart Home Co., Ltd. D Shares	3,963,900	6,790,516

Auto Components: 1.6%
Minth Group, Ltd.	1,800,000	6,157,917

Hotels, Restaurants & Leisure: 1.0%
Helens International Holdings Co., Ltd.[d]	1,418,000	4,143,988

Total Consumer Discretionary		74,058,883

INDUSTRIALS: 12.7%
Machinery: 5.6%

Yangzijiang Shipbuilding Holdings, Ltd.	9,016,100	9,077,602

Weichai Power Co., Ltd. A Shares	2,947,581	7,799,499

Leader Harmonious Drive Systems Co., Ltd. A Shares	256,210	5,332,351

		22,209,452

Marine: 2.5%
SITC International Holdings Co., Ltd.	2,830,000	10,070,232

Industrial Conglomerates: 2.0%
CK Hutchison Holdings, Ltd.	1,201,000	8,012,028

Transportation Infrastructure: 2.0%
Hainan Meilan International Airport Co., Ltd. H Shares[d]	1,847,000	7,743,548

Air Freight & Logistics: 0.6%
JD Logistics, Inc.[b,c,d]	542,900	2,275,754

Total Industrials		50,311,014

INFORMATION TECHNOLOGY: 12.4%
Software: 4.2%

Shanghai Baosight Software Co., Ltd. B Shares	4,458,513	16,658,993

Electronic Equipment, Instruments & Components: 3.8%

OPT Machine Vision Tech Co., Ltd. A Shares	130,130	7,565,259

	Shares	Value

E Ink Holdings, Inc.	2,820,000	$7,387,950

		14,953,209

Semiconductors & Semiconductor Equipment: 3.3%

Silergy Corp.	90,000	13,090,821

IT Services: 1.1%
TravelSky Technology, Ltd. H Shares	2,162,000	4,169,961

Total Information Technology		48,872,984

COMMUNICATION SERVICES: 10.2%
Interactive Media & Services: 6.2%

Tencent Holdings, Ltd.	408,600	24,392,913

Diversified Telecommunication Services: 3.0%

CITIC Telecom International Holdings, Ltd.	35,473,000	12,064,784

Entertainment: 1.0%

XD, Inc.[b,d]	581,600	3,223,299

BAIOO Family Interactive, Ltd.[b,c]	7,314,000	689,855

		3,913,154

Total Communication Services		40,370,851

CONSUMER STAPLES: 8.1%
Beverages: 3.7%

Yantai Changyu Pioneer Wine Co., Ltd. B Shares	4,053,176	7,405,718

Tsingtao Brewery Co., Ltd. H Shares	904,000	7,111,020

		14,516,738

Food Products: 3.1%

Uni-President China Holdings, Ltd.	7,931,000	7,528,080

WH Group, Ltd.[b,c]	6,509,221	4,634,879

		12,162,959

Food & Staples Retailing: 1.3%

Jiajiayue Group Co., Ltd. A Shares	2,334,885	5,437,797

Total Consumer Staples		32,117,494

FINANCIALS: 6.7%
Banks: 6.7%

Postal Savings Bank of China Co., Ltd. H Shares[b,c]	19,207,000	13,203,949

BOC Hong Kong Holdings, Ltd.	2,308,000	6,954,974

Ping An Bank Co., Ltd. A Shares	2,277,400	6,301,337

Total Financials		26,460,260

MATERIALS: 6.5%
Construction Materials: 3.5%

Huaxin Cement Co., Ltd. B Shares	4,577,692	8,422,953

China Jushi Co., Ltd. A Shares	1,970,586	5,326,108

		13,749,061

Metals & Mining: 1.6%

Tiangong International Co., Ltd.	10,616,000	6,323,226

Containers & Packaging: 1.4%

Greatview Aseptic Packaging Co., Ltd.	14,514,000	5,406,871

Total Materials		25,479,158

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Matthews China Dividend Fund	September 30, 2021

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)
	Shares	Value

HEALTH CARE: 6.2%
Life Sciences Tools & Services: 3.0%

Pharmaron Beijing Co., Ltd. H Shares[b,c]	496,900	$11,854,012

Pharmaceuticals: 2.4%

CSPC Pharmaceutical Group, Ltd.	7,958,000	9,496,728

Health Care Technology: 0.8%

Medlive Technology Co., Ltd.[b,c,d]	623,500	3,015,521

Total Health Care		24,366,261

ENERGY: 6.2%
Oil, Gas & Consumable Fuels: 6.2%

China Suntien Green Energy Corp., Ltd. H Shares	24,394,000	24,347,917

Total Energy		24,347,917

REAL ESTATE: 5.6%
Real Estate Management & Development: 3.5%

Shimao Services Holdings, Ltd.[b,c]	5,107,000	10,558,855

K Wah International Holdings, Ltd.	7,782,000	3,141,208

		13,700,063

Equity REITs: 2.1%

Fortune REIT	8,460,000	8,399,515

Total Real Estate		22,099,578

UTILITIES: 2.0%
Gas Utilities: 2.0%
Kunlun Energy Co., Ltd.	7,458,000	7,765,500

Total Utilities		7,765,500

TOTAL INVESTMENTS: 95.4%		376,249,900
(Cost $325,043,385)

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.6%		18,228,636

NET ASSETS: 100.0%		$394,478,536

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2021, the aggregate value is $52,521,318, which is 13.31% of net assets.

d	Non-income producing security.

REIT	Real Estate Investment Trust

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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